AST LARGE-CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 95.9%
Aerospace & Defense — 2.1%
General Dynamics Corp.	3,443	$785,727
Howmet Aerospace, Inc.	71,240	3,018,439
Lockheed Martin Corp.	679	320,984
Northrop Grumman Corp.	4,278	1,975,238
Raytheon Technologies Corp.	14,700	1,439,571
Textron, Inc.	4,700	331,961
		7,871,920
Air Freight & Logistics — 0.3%
FedEx Corp.	4,436	1,013,582
Automobile Components — 0.3%
BorgWarner, Inc.	22,900	1,124,619
Automobiles — 1.6%
Ford Motor Co.	31,703	399,458
General Motors Co.	36,900	1,353,492
Tesla, Inc.*	19,803	4,108,330
		5,861,280
Banks — 3.6%
Bank of America Corp.	89,594	2,562,388
Bar Harbor Bankshares	1,843	48,747
Citigroup, Inc.	31,360	1,470,470
Citizens Financial Group, Inc.	13,350	405,440
CNB Financial Corp.	3,166	60,787
JPMorgan Chase & Co.	29,137	3,796,843
SmartFinancial, Inc.	1,839	42,554
Truist Financial Corp.	19,185	654,209
U.S. Bancorp	15,676	565,120
Wells Fargo & Co.	94,150	3,519,327
		13,125,885
Beverages — 2.7%
Coca-Cola Co. (The)	76,552	4,748,520
Diageo PLC (United Kingdom)	30,908	1,379,414
PepsiCo, Inc.	12,972	2,364,796
Pernod Ricard SA (France)	6,778	1,534,749
		10,027,479
Biotechnology — 3.2%
AbbVie, Inc.	27,661	4,408,334
Amgen, Inc.	800	193,400
Biogen, Inc.*	3,098	861,337
Gilead Sciences, Inc.	9,131	757,599
Regeneron Pharmaceuticals, Inc.*	2,621	2,153,597
Vertex Pharmaceuticals, Inc.*	11,074	3,489,085
		11,863,352
Broadline Retail — 2.1%
Amazon.com, Inc.*	75,398	7,787,859
Building Products — 1.2%
Johnson Controls International PLC	32,999	1,987,200
Masco Corp.	23,518	1,169,315
Trane Technologies PLC	6,776	1,246,648
		4,403,163
	Shares	Value
Common Stocks (continued)
Capital Markets — 3.6%
Ameriprise Financial, Inc.	3,364	$1,031,066
Bank of New York Mellon Corp. (The)	25,427	1,155,403
BGC Partners, Inc. (Class A Stock)	19,000	99,370
Charles Schwab Corp. (The)	16,764	878,098
Goldman Sachs Group, Inc. (The)	8,495	2,778,799
LPL Financial Holdings, Inc.	300	60,720
MarketAxess Holdings, Inc.	2,100	821,709
Morgan Stanley	25,642	2,251,368
Nasdaq, Inc.	32,715	1,788,529
S&P Global, Inc.	5,431	1,872,446
State Street Corp.	5,300	401,157
Virtu Financial, Inc. (Class A Stock)	5,900	111,510
		13,250,175
Chemicals — 1.7%
Albemarle Corp.	1,900	419,976
DuPont de Nemours, Inc.(a)	19,341	1,388,104
Eastman Chemical Co.	9,680	816,411
Ecovyst, Inc.*	5,400	59,670
International Flavors & Fragrances, Inc.	3,614	332,343
LyondellBasell Industries NV (Class A Stock)	3,041	285,519
PPG Industries, Inc.	17,660	2,359,023
Sherwin-Williams Co. (The)	3,405	765,342
		6,426,388
Communications Equipment — 0.6%
Arista Networks, Inc.*	1,100	184,646
Cisco Systems, Inc.	40,776	2,131,565
		2,316,211
Construction & Engineering — 0.0%
Sterling Infrastructure, Inc.*	1,300	49,244
Construction Materials — 0.3%
Eagle Materials, Inc.	1,293	189,748
Vulcan Materials Co.	5,212	894,170
		1,083,918
Consumer Finance — 0.4%
American Express Co.	6,137	1,012,298
Synchrony Financial	10,400	302,432
		1,314,730
Consumer Staples Distribution & Retail — 1.7%
Albertson’s Cos., Inc. (Class A Stock)	17,058	354,465
Costco Wholesale Corp.	3,002	1,491,604
Dollar General Corp.	9,572	2,014,523
Kroger Co. (The)	9,390	463,584
Target Corp.(a)	11,033	1,827,396
		6,151,572
Containers & Packaging — 0.5%
Berry Global Group, Inc.	800	47,120
Crown Holdings, Inc.	14,373	1,188,791
Westrock Co.	18,510	564,000
		1,799,911
A1

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Distributors — 0.4%
Genuine Parts Co.	1,300	$217,503
LKQ Corp.	20,050	1,138,038
		1,355,541
Diversified REITs — 0.0%
Star Holdings*	2,976	51,750
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	67,177	1,293,157
Verizon Communications, Inc.	24,342	946,661
		2,239,818
Electric Utilities — 1.8%
American Electric Power Co., Inc.	10,808	983,420
Exelon Corp.	13,681	573,097
NextEra Energy, Inc.	39,348	3,032,944
PG&E Corp.*	60,381	976,361
Xcel Energy, Inc.	14,340	967,089
		6,532,911
Electrical Equipment — 1.1%
Acuity Brands, Inc.	1,400	255,822
AMETEK, Inc.	9,582	1,392,552
Atkore, Inc.*	1,551	217,885
Eaton Corp. PLC	11,115	1,904,444
Encore Wire Corp.	709	131,399
		3,902,102
Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity Ltd.	10,321	1,353,599
Energy Equipment & Services — 0.8%
Baker Hughes Co.	67,875	1,958,873
Halliburton Co.	26,186	828,525
Schlumberger NV	3,350	164,485
U.S. Silica Holdings, Inc.*	8,400	100,296
		3,052,179
Entertainment — 1.5%
Electronic Arts, Inc.	20,864	2,513,069
Live Nation Entertainment, Inc.*	7,700	539,000
Netflix, Inc.*	5,100	1,761,948
Walt Disney Co. (The)*	6,498	650,645
		5,464,662
Financial Services — 4.3%
Berkshire Hathaway, Inc. (Class B Stock)*	4,326	1,335,739
Cannae Holdings, Inc.*	5,700	115,026
Fidelity National Information Services, Inc.	20,257	1,100,563
Fiserv, Inc.*	15,789	1,784,631
Mastercard, Inc. (Class A Stock)	17,317	6,293,171
PayPal Holdings, Inc.*	11,200	850,528
Visa, Inc. (Class A Stock)(a)	19,981	4,504,916
		15,984,574
Food Products — 1.3%
Archer-Daniels-Midland Co.	9,777	778,836
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Bunge Ltd.	3,936	$375,967
Hershey Co. (The)	3,300	839,553
Lamb Weston Holdings, Inc.	10,600	1,107,912
Mondelez International, Inc. (Class A Stock)	17,609	1,227,699
Tyson Foods, Inc. (Class A Stock)	10,856	643,978
		4,973,945
Gas Utilities — 0.1%
UGI Corp.	10,550	366,718
Ground Transportation — 1.1%
Canadian Pacific Railway Ltd. (Canada)(a)	16,505	1,269,895
Norfolk Southern Corp.	6,590	1,397,080
Old Dominion Freight Line, Inc.	1,252	426,732
Uber Technologies, Inc.*	27,258	864,078
		3,957,785
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	12,039	1,219,069
Baxter International, Inc.	27,758	1,125,864
Becton, Dickinson & Co.	7,734	1,914,474
Boston Scientific Corp.*	20,062	1,003,702
Hologic, Inc.*	12,500	1,008,750
Medtronic PLC	29,375	2,368,213
Stryker Corp.	400	114,188
Zimmer Biomet Holdings, Inc.	3,150	406,980
		9,161,240
Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	5,400	407,700
Centene Corp.*	5,045	318,894
Cigna Group (The)	11,110	2,838,938
CVS Health Corp.	15,657	1,163,472
Elevance Health, Inc.	1,012	465,328
Humana, Inc.	600	291,276
Molina Healthcare, Inc.*	138	36,914
UnitedHealth Group, Inc.	12,025	5,682,895
		11,205,417
Health Care REITs — 0.1%
Ventas, Inc.	10,550	457,343
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	11,800	145,848
Service Properties Trust	6,300	62,748
		208,596
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.*	190	503,958
Darden Restaurants, Inc.(a)	7,900	1,225,764
Expedia Group, Inc.*	4,100	397,823
Hilton Worldwide Holdings, Inc.	2,838	399,789
Marriott International, Inc. (Class A Stock)	7,916	1,314,373
McDonald’s Corp.	7,754	2,168,096

A2

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	10,050	$1,046,506
		7,056,309
Household Products — 0.9%
Colgate-Palmolive Co.	19,826	1,489,924
Kimberly-Clark Corp.	8,616	1,156,439
Procter & Gamble Co. (The)	5,023	746,870
		3,393,233
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	24,111	580,593
Industrial Conglomerates — 1.3%
3M Co.	12,350	1,298,108
General Electric Co.	3,900	372,840
Honeywell International, Inc.	15,941	3,046,644
		4,717,592
Industrial REITs — 0.6%
Prologis, Inc.	18,687	2,331,577
Insurance — 1.3%
American International Group, Inc.	13,533	681,522
Chubb Ltd.	5,503	1,068,572
Hartford Financial Services Group, Inc. (The)	3,207	223,496
MetLife, Inc.	11,100	643,134
Progressive Corp. (The)	8,078	1,155,639
Willis Towers Watson PLC	5,067	1,177,469
		4,949,832
Interactive Media & Services — 5.4%
Alphabet, Inc. (Class A Stock)*	112,961	11,717,444
Alphabet, Inc. (Class C Stock)*	39,329	4,090,216
Meta Platforms, Inc. (Class A Stock)*	18,604	3,942,932
		19,750,592
IT Services — 1.0%
Accenture PLC (Class A Stock)	4,100	1,171,821
Amdocs Ltd.	21,169	2,032,859
International Business Machines Corp.	2,373	311,077
Okta, Inc.*	3,300	284,592
		3,800,349
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	4,071	563,182
Avantor, Inc.*	7,600	160,664
Danaher Corp.	2,824	711,761
ICON PLC*	7,966	1,701,458
Illumina, Inc.*	2,253	523,935
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	22,354	313,179
Thermo Fisher Scientific, Inc.	4,472	2,577,527
		6,551,706
Machinery — 1.7%
AGCO Corp.	700	94,640
Allison Transmission Holdings, Inc.	2,900	131,196
Caterpillar, Inc.	3,750	858,150
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Deere & Co.	6,553	$2,705,603
Fortive Corp.	17,958	1,224,197
PACCAR, Inc.	11,191	819,181
Terex Corp.	8,500	411,230
Wabash National Corp.	2,400	59,016
		6,303,213
Media — 0.7%
Cable One, Inc.(a)	785	551,070
Comcast Corp. (Class A Stock)	52,837	2,003,051
		2,554,121
Metals & Mining — 0.0%
Steel Dynamics, Inc.	603	68,175
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
MFA Financial, Inc.	5,100	50,592
Multi-Utilities — 0.1%
DTE Energy Co.	4,150	454,591
Office REITs — 0.1%
Hudson Pacific Properties, Inc.	51,200	340,480
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	3,962	646,440
ConocoPhillips	46,660	4,629,138
CONSOL Energy, Inc.	14,500	844,915
Exxon Mobil Corp.	18,695	2,050,094
Marathon Petroleum Corp.	8,697	1,172,616
Par Pacific Holdings, Inc.*	2,400	70,080
Peabody Energy Corp.*	4,600	117,760
Phillips 66	6,500	658,970
Pioneer Natural Resources Co.	7,890	1,611,454
Valero Energy Corp.	10,200	1,423,920
		13,225,387
Passenger Airlines — 0.6%
Alaska Air Group, Inc.*	16,450	690,242
Delta Air Lines, Inc.*	26,300	918,396
JetBlue Airways Corp.*	6,300	45,864
United Airlines Holdings, Inc.*	11,000	486,750
		2,141,252
Personal Care Products — 0.0%
elf Beauty, Inc.*	1,800	148,230
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	44,625	3,092,959
Eli Lilly & Co.	5,055	1,735,988
Johnson & Johnson	22,087	3,423,485
Merck & Co., Inc.	40,574	4,316,668
Pfizer, Inc.	41,389	1,688,671
Zoetis, Inc.	6,714	1,117,478
		15,375,249
Professional Services — 0.1%
Leidos Holdings, Inc.	4,906	451,646
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.*	6,731	659,705

A3

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Analog Devices, Inc.	8,152	$1,607,738
ASML Holding NV (Netherlands)	487	331,506
Axcelis Technologies, Inc.*	1,900	253,175
Broadcom, Inc.	1,232	790,377
First Solar, Inc.*	5,300	1,152,750
Lam Research Corp.	300	159,036
Lattice Semiconductor Corp.*	3,500	334,250
NVIDIA Corp.	21,187	5,885,113
NXP Semiconductors NV (China)	20,463	3,815,838
Photronics, Inc.*	24,750	410,355
QUALCOMM, Inc.	4,155	530,095
Skyworks Solutions, Inc.	2,700	318,546
Teradyne, Inc.(a)	4,783	514,220
Texas Instruments, Inc.	9,928	1,846,707
		18,609,411
Software — 10.6%
Adobe, Inc.*	8,804	3,392,797
Cerence, Inc.*	1,600	44,944
Check Point Software Technologies Ltd. (Israel)*	12,059	1,567,670
Intuit, Inc.	2,670	1,190,366
Microsoft Corp.	91,007	26,237,318
Oracle Corp.	13,261	1,232,212
Palo Alto Networks, Inc.*	5,400	1,078,596
Roper Technologies, Inc.	268	118,105
Salesforce, Inc.*	10,410	2,079,710
ServiceNow, Inc.*	1,800	836,496
SPS Commerce, Inc.*	500	76,150
Synopsys, Inc.*	2,738	1,057,553
Teradata Corp.*	3,900	157,092
		39,069,009
Specialized REITs — 1.2%
American Tower Corp.	9,220	1,884,015
Equinix, Inc.	2,106	1,518,510
iStar, Inc.	3,112	91,400
Rayonier, Inc.(a)	22,855	760,157
Weyerhaeuser Co.	8,275	249,326
		4,503,408
Specialty Retail — 2.1%
Duluth Holdings, Inc. (Class B Stock)*(a)	39,703	253,305
Home Depot, Inc. (The)	7,140	2,107,157
Lowe’s Cos., Inc.	11,190	2,237,665
TJX Cos., Inc. (The)	10,942	857,415
Tractor Supply Co.	4,753	1,117,145
Ulta Beauty, Inc.*	2,400	1,309,608
		7,882,295
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	106,919	17,630,943
Hewlett Packard Enterprise Co.	77,800	1,239,354
		18,870,297
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	2,009	$1,844,078
NIKE, Inc. (Class B Stock)	9,423	1,155,637
		2,999,715
Tobacco — 0.1%
Philip Morris International, Inc.	2,600	252,850
Trading Companies & Distributors — 0.3%
Boise Cascade Co.	2,858	180,769
GMS, Inc.*	5,000	289,450
Veritiv Corp.	1,850	250,009
W.W. Grainger, Inc.	450	309,964
		1,030,192
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	14,600	153,446
T-Mobile US, Inc.*	5,200	753,168
		906,614

Total Common Stocks (cost $351,419,139)		354,107,978
Exchange-Traded Funds — 2.5%
iShares Core S&P 500 ETF	12,557	5,161,932
SPDR S&P 500 ETF Trust	6,473	2,649,981
Vanguard Dividend Appreciation ETF	10,196	1,570,286

Total Exchange-Traded Funds (cost $9,969,957)		9,382,199

Total Long-Term Investments (cost $361,389,096)		363,490,177
Short-Term Investments — 4.1%
Affiliated Mutual Fund — 2.7%
PGIM Institutional Money Market Fund (cost $10,055,709; includes $10,007,279 of cash collateral for securities on loan)(b)(we)	10,059,177	10,054,147

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
4.571%	06/15/23	300	297,179
(cost $297,175)

A4

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Unaffiliated Fund — 1.3%
Dreyfus Government Cash Management (Institutional Shares)	4,575,833	$4,575,833
(cost $4,575,833)

Total Short-Term Investments (cost $14,928,717)		14,927,159

TOTAL INVESTMENTS—102.5% (cost $376,317,813)		378,417,336

Liabilities in excess of other assets(z) — (2.5)%		(9,081,813)

Net Assets — 100.0%		$369,335,523

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,971,928; cash collateral of $10,007,279 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
15	S&P 500 E-Mini Index	Jun. 2023	$3,103,313	$181,659
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5